NON-CONTROLLING INTEREST	3 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
NON-CONTROLLING INTEREST

NOTE 18. NON-CONTROLLING INTEREST

(In thousands)	Saugatuck and subsidiary
Non-controlling interest as of April 1, 2024	$(693)
Net loss attributable to non-controlling interest	(8)
Non-controlling interest as of June 30, 2024	$(701)

(In thousands)	Saugatuck and subsidiary
Non-controlling interest as of April 1, 2023	$(650)
Net loss attributable to non-controlling interest	(7)
Non-controlling interest as of June 30, 2023	$(657)

Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.